NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)	12 Months Ended
Jan. 31, 2018
Nature And Continuance Of Operations Details Narrative
Country of incorporation	Vancouver, BC, Canada
Year of incorporation	1988